Nature of the business, Main assets owned (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Nature of the business [Abstract]
Short-term project debt		$ 695,341	$ 312,346
ACT [Member]
Nature of the business [Abstract]
Type		Efficient natural gas & heat
Ownership		100.00%
Location		Mexico
Currency	[1]	USD
Capacity (gross)		300 MW
Counterparty credit ratings	[2]	BBB/ Ba3/BB-
COD	[3]	2013
Contract years left	[4]	12 years
Monterrey [Member]
Nature of the business [Abstract]
Type		Efficient natural gas &heat
Ownership		30.00%
Location		Mexico
Currency	[1]	USD
Capacity (gross)		142 MW
Counterparty credit ratings	[2]	Not rated
COD	[3]	2018
Contract years left	[4]	17 years
Calgary [Member]
Nature of the business [Abstract]
Type		Efficient natural gas &heat
Ownership		100.00%
Location		Canada
Currency	[1]	CAD
Capacity (gross)		55MWt
Counterparty credit ratings	[2],[5]	~41% A+ or higher
COD	[3]	2010
Contract years left	[4]	20 years
ATN [Member]
Nature of the business [Abstract]
Type	[6]	Transmission line
Ownership	[6]	100.00%
Location	[6]	Peru
Currency	[1],[6]	USD
Capacity (gross)	[6]	379 miles
Counterparty credit ratings	[2],[6]	BBB+/A3/BBB+
COD	[3],[6]	2011
Contract years left	[4],[6]	20 years
ATS [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		569 miles
Counterparty credit ratings	[2]	BBB+/A3/BBB+
COD	[3]	2014
Contract years left	[4]	23 years
ATN 2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		81 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2015
Contract years left	[4]	12 years
Quadra 1 & 2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		49 miles/32 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2014
Quadra 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Quadra 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Palmucho [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		6 miles
Counterparty credit ratings	[2]	BBB+/WR/A-
COD	[3]	2007
Contract years left	[4]	16 years
Chile TL3 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		50 miles
Counterparty credit ratings	[2]	A/A1/A-
COD	[3]	1993
Skikda [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[7]	34.20%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		3.5 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2009
Contract years left	[4]	13 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Skikda [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		16.83%
Honaine [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[8]	25.50%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		7 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2012
Contract years left	[4]	16 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Honaine [Member] | Sacyr Agua S.L. [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		25.50%
Tenes [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[9]	51.00%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		7 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2015
Contract years left	[4]	19 years
Tenes [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
PS10 & PS20 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		31 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2007&2009
PS10 [Member]
Nature of the business [Abstract]
Contract years left	[4]	11 years
PS20 [Member]
Nature of the business [Abstract]
Contract years left	[4]	13 years
Solana [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Arizona (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	A-/A2/A-
COD	[3]	2013
Contract years left	[4]	22 years
Mojave [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		California (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	BB-/WR/BB
COD	[3]	2014
Contract years left	[4]	18 years
Chile PV I [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[10]	35.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		55 MW
Counterparty credit ratings	[2]	N/A
COD	[3]	2016
Percentage of non-controlling interests		65.00%
Chile PV 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[10]	35.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		40 MW
Counterparty credit ratings	[2]	N/A
COD	[3]	2017
Percentage of non-controlling interests		65.00%
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[11]	70.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[12]	87.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		13.00%
Solacor 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solacor 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2011
Helioenergy 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helioenergy 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Helios 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Helios 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		3x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2013
Solaben 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	17 years
Solaben 6 [Member]
Nature of the business [Abstract]
Contract years left	[4]	17 years
Seville PV [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[13]	80.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		1 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2006
Contract years left	[4]	15 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%
Kaxu [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[14]	51.00%
Location		South Africa
Currency	[1]	Rand
Capacity (gross)		100 MW
Counterparty credit ratings	[2],[15]	BB-/Ba2/BB-
COD	[3]	2015
Contract years left	[4]	14 years
Short-term project debt		$ 359,000
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%
Elkhorn Valley [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Oregon (USA)
Currency	[1]	USD
Capacity (gross)		101 MW
Counterparty credit ratings	[2]	BBB/A3/--
COD	[3]	2007
Contract years left	[4]	7 years
Prairie Star [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		49.00%
Location		Minnesota (USA)
Currency	[1]	USD
Capacity (gross)		101 MW
Counterparty credit ratings	[2]	--/A3/A-
COD	[3]	2007
Contract years left	[4]	7 years
Twin Groves II [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership	[13]	49.00%
Location		Illinois (USA)
Currency	[1]	USD
Capacity (gross)		198 MW
Counterparty credit ratings	[2]	BBB-/Baa2/BBB
COD	[3]	2008
Contract years left	[4]	5 years
Lone Star II [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership	[14]	49.00%
Location		Texas (USA)
Currency	[1]	USD
Capacity (gross)		196 MW
Counterparty credit ratings	[2],[15]	Not rated
COD	[3]	2008
Contract years left	[4]	2 years
Palmatir [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[16]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	13 years
Cadonal [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[16]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	13 years
Melowind [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2]	BBB/Baa2/BBB-
COD	[3]	2015
Contract years left	[4]	15 years
Coso [Member]
Nature of the business [Abstract]
Type		Renewable (Geothermal)
Ownership		100.00%
Location		California (USA)
Currency	[1]	USD
Capacity (gross)		135 MW
Counterparty credit ratings	[2],[17]	Investment Grade
COD	[3]	1987-1989
Contract years left	[4]	19 years
Mini-Hydro [Member]
Nature of the business [Abstract]
Type		Renewable (Hydraulic)
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		4 MW
Counterparty credit ratings	[2]	BBB+/A3/BBB+
COD	[3]	2012
Contract years left	[4]	12 years

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch.
[3]	Commercial Operation Date
[4]	As of June 30, 2021.
[5]	Refers to the credit rating of diversified mix of 22 high credit quality clients (~41%+ rating or higher, the rest is unrated).
[6]	Including ATN Expansion 1 & 2.
[7]	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.
[8]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[9]	Algerian Energy Company, SPA owns 49% of Tenes.
[10]	65% of the shares in Chile PV 1 and Chile PV 2 is indirectly held by financial partners through the renewable energy platform of the Company in Chile.
[11]	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
[12]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[13]	Instituto para la Diversificación y Ahorro de la Energía (“Idae”), a Spanish state-owned company, holds 20% of the shares in Seville PV.
[14]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[15]	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.
[16]	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
[17]	Refers to the credit rating of Southern California Public Power Authority, with AA- Rating from Fitch, and two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P.